Investments in Associates - Movement In Investments In Associate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of associates [line items]
Balance at beginning of year	R 126	R 146
Redemption of preference shares from associates	0	(36)	R (59)
Balance at end of year	125	126	R 146
Rand Refinery
Disclosure of associates [line items]
Redemption of preference shares from associates	0	(36)
Dividend income1	64	67
Share of profit in associate	R 63	R 83